SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
9. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through May 19, 2016, which is the date the financial statements were available to be issued. There were no subsequent events requiring adjustment to or disclosure in the financial statements.

The Company's management has performed subsequent events procedures through April 14, 2016, which is the date the financial statements were available to be issued. There were no subsequent events requiring adjustment to or disclosure in the financial statement.